License and Prepaid Royalty - HIP	12 Months Ended
Jul. 31, 2019
License And Prepaid Royalty [Abstract]
License and Prepaid Royalty - HIP

27. License and Prepaid Royalty – HIP

On May 24, 2019, through the acquisition of Newstrike, the Company inherited a royalty agreement with the Tragically Hip (the “Hip Agreement”) with an effective date of January 12, 2017, expiring after five years with an option of renewal for a two-year period. Newstrike’s initial consideration was 3,000,000 common shares with an initial fair value of $2,655 and an ongoing royalty of 2.5% of revenues of cannabis products sold by the Company inspired by the Tragically Hip. The issuance of the 3,000,000 common shares includes a payment of 1,000,000 common shares that will be applied against future royalties’ payable. The fair value of the license and prepaid asset as at the acquisition date of May 24, 2019 was $926 and $600, respectively.

During the stub period ended July 31, 2019, the Company recorded amortization of $59 using the straight-line method over a five-year term from the effective date of the License, and $58 was drawn down on the prepaid royalty.

	July 31, 2019	July 31, 2018
License – HIP, net of amortization	$867	$–
Prepaid Royalty – HIP	542	–
License and prepaid royalty – HIP	$1,409	$–